INCOME AND EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Research & development costs
Wages and benefits	$ (9,235,933)	$ (5,519,763)	$ (3,232,758)
Payroll taxes on stock compensation benefits	0	(183,373)	(49,118)
Depreciation of property, plant and equipment	(1,764,132)	(683,678)	(113,224)
Amortization of patents	(1,300,546)	(768,128)	0
Amortization of right-of-use assets	(621,874)	(710,678)	(427,666)
Other operating expenses	(12,271,500)	(4,883,353)	(4,889,844)
Research & development costs	(25,193,985)	(12,748,973)	(8,712,610)
Corporate and administrative expenses
Wages and benefits	(8,874,230)	(4,956,272)	(2,047,386)
Non-cash expenses settled with share issuance	(5,230,000)	0	0
Professional fees and system implementation costs	(5,115,183)	(2,456,898)	(1,044,377)
Legal expenses	(1,432,661)	(246,546)	(237,891)
Payroll taxes on stock compensation benefits	(218,105)	(994,640)	(160,058)
Other operating expenses	(5,047,187)	(2,032,020)	(1,026,681)
Corporate and administrative expenses	(25,917,366)	(10,686,376)	(4,516,393)
Employee benefits expense
Salaries, wages and benefits	(21,501,910)	(14,578,178)	(8,650,534)
Post-employment benefits	(411,210)	(252,005)	(180,661)
Share-based payment expenses	(9,166,334)	(9,568,191)	(3,791,541)
Employee benefits expense	(31,079,454)	(24,398,374)	(12,622,736)
Finance income
Interest income	1,871,307	2,203,220	546,029
Net foreign exchange gain	0	1,347,413	0
Finance income	1,871,307	3,550,633	546,029
Finance costs
Interest expense	(311,744)	(279,541)	(122,736)
Net foreign exchange loss	(3,153,479)	0	(48,588)
Other finance costs	0	(26,709)	(15,795)
Finance costs	(3,465,223)	(306,250)	(187,119)
Other income and expenses
Other income	4,584,952	939,412	629,815
Impairment of property, plant and equipment	0	0	(198,750)
Loss on disposal of property, plant and equipment	(50,572)	(260,569)	(16,353)
Other income and expenses	4,534,380	678,843	$ 414,712
Government grants, asset procurement	$ 4,130,072	$ 869,928